Segmental information - Summary of performance of operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 29,775	$ 33,083
Underlying EBITDA	15,597	21,037
Underlying earnings	8,627	12,166
– attributable to owners of Rio Tinto (net earnings)	8,908	12,313
Proceeds from disposal of property, plant and equipment	1	26
Consolidated sales revenue/Capital expenditure	3,146	3,336
Other Operations
Disclosure of operating segments [line items]
Consolidated sales revenue	107	85
Underlying EBITDA	(78)	(4)
Underlying earnings	(167)	(51)
Capital expenditure	9	0
Product group
Disclosure of operating segments [line items]
Consolidated sales revenue	31,314	34,628
Underlying EBITDA	15,928	21,420
Underlying earnings	8,804	12,466
Capital expenditure	3,297	3,395
Other items
Disclosure of operating segments [line items]
Capital expenditure	41	35
Share of equity accounted units
Disclosure of operating segments [line items]
Share of equity accounted units	(1,539)	(1,545)
Capital expenditure	(193)	(120)
Central pension costs, share-based payments & insurance & derivatives
Disclosure of operating segments [line items]
Underlying EBITDA	265	119
– attributable to owners of Rio Tinto (net earnings)	237	120
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
Underlying EBITDA	(86)	(36)
– attributable to owners of Rio Tinto (net earnings)	(61)	(23)
Central costs
Disclosure of operating segments [line items]
Underlying EBITDA	(397)	(346)
– attributable to owners of Rio Tinto (net earnings)	(363)	(294)
Central exploration and evaluation
Disclosure of operating segments [line items]
Underlying EBITDA	(113)	(120)
– attributable to owners of Rio Tinto (net earnings)	(95)	(100)
Net interest
Disclosure of operating segments [line items]
– attributable to owners of Rio Tinto (net earnings)	105	(3)
Underlying earnings
Disclosure of operating segments [line items]
– attributable to owners of Rio Tinto (net earnings)	8,627	12,166
Operating segments | Reportable segments
Disclosure of operating segments [line items]
Consolidated sales revenue	31,356	34,688
Underlying EBITDA	16,007	21,430
Underlying earnings	8,971	12,520
Capital expenditure	3,288	3,395
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	16,610	21,707
Underlying EBITDA	10,395	16,060
Underlying earnings	6,461	10,216
Capital expenditure	1,472	1,912
Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	7,796	5,932
Underlying EBITDA	2,866	1,924
Underlying earnings	1,547	921
Capital expenditure	681	524
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	3,547	3,779
Underlying EBITDA	1,487	2,048
Underlying earnings	543	885
Capital expenditure	867	750
Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	3,403	3,270
Underlying EBITDA	1,259	1,398
Underlying earnings	420	498
Capital expenditure	268	209
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(149)	(145)
Underlying EBITDA	(1)	(6)
Underlying earnings	$ 0	$ (3)